Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://kineticsfunds.com/reports.htm. You can also get this information at no cost by calling (800) 930-3828 or by sending an e-mail request to kineticsfunds@usbank.com, or from your financial intermediary. The Fund’s prospectus and statement of additional information, both dated April 30, 2013, are incorporated by reference into this Summary Prospectus.

THE MARKET OPPORTUNITIES FUND

Investment Objective

The investment objective of the Market Opportunities Fund is long-term growth of capital. The Market Cap Opportunities Fund is the sole “feeder fund” to The Market Cap Opportunities Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Market Opportunities Fund.

Fee Table(1)
Shareholder Transaction Expenses		Institutional
(fees paid directly from your investment)		Class
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)		None
Redemption Fee (as a percentage of amount redeemed on
shares held for 30 days or less, if applicable)		2.00%

Annual Fund Operating Expenses		Institutional
(expenses that you pay each year as a percentage of the value of your investment)		Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		0.68%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	0.48%
Total Annual Fund Operating Expenses(2)		1.93%
Less: Fee Waiver(3)		0.48%
Net Annual Fund Operating Expenses		1.45%

(1)
This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio.

(2)
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus which reflects the Market Opportunities Fund’s operating expenses and does not include 0.006% attributed to acquired fund fees and expenses (“AFFE”).

(3)
Kinetics Asset Management LLC, the investment adviser to the Market Opportunities Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”) has contractually agreed to reimburse the Market Opportunities Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least May 1, 2014. In addition, the Investment Adviser to the Market Opportunities Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.44%, excluding AFFE, through May 1, 2014. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2014.

Example. This Example is intended to help you compare the cost of investing in the Market Opportunities Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Market Opportunities Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$148	$560	$997	$2,215

Portfolio Turnover. The Market Opportunities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, performance. During the most recent fiscal year, the Market Opportunities Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategy

The Market Opportunities Fund is a non-diversified fund that invests all of its investable assets in the Market Opportunities Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry. Capital market companies include companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also invest in exchange-traded funds (“ETFs”) and write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, derivative exchanges, and capital markets; companies that experience operational scale from increased volume such as investment banks, credit card processing companies, electronic payment companies and companies in the gaming industry; and from companies that act as facilitators such as publicly traded expressways, airports, roads and railways. Companies that experience operational scale from increased volume are similar to capital markets companies because they have greater fixed costs than variable costs, operating margins that rise once fixed costs are covered, and an ability to generate higher operating margins once fixed costs are covered (referred to as operating leverage). High operating leverage describes a company’s ability to experience rising profit margins as revenues increase. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria. The Investment Adviser seeks to invest in companies with high operating leverage that can expand capacity with negligible or limited associated costs. Generally, high returns on equity, long product life cycles, high barriers to entry and certain degrees of financial gearing are necessary for this. Financial gearing occurs with the use of loans and debt in companies where it is necessary to build capacity and infrastructure before operations can begin.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Market Opportunities Portfolio.

Principal Investment Risks

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment.

•
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Market Opportunities Portfolio, and therefore the Market Opportunities Fund, is likely to decline in value and you could lose money on your investment.

•
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, investment objective.

•	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

•
Sector Emphasis Risks: The Market Opportunities Portfolio’s investments in the capital markets sector subjects it to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors. For instance, companies in the capital markets sector may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in this sector. The Market Opportunities Portfolio’s investments in the gaming sector may be adversely affected by changes in economic conditions. The casino industry is particularly susceptible to economic conditions that negatively affect tourism. Casino and gaming companies are highly competitive, and new products, casino concepts and venues are competitive challenges to existing companies. In addition, gaming and related companies are highly regulated, and state and federal legislative changes can significantly impact profitability in those sectors.

•
Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

•
Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Market Opportunities Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

•
Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

•
Non-Diversification Risks: As a non-diversified investment company, the Market Opportunities Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Market Opportunities Portfolio’s shares, and therefore the Market Opportunities Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

•
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Market Opportunities Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Market Opportunities Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

•
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

•
Management Risk: There is no guarantee that the Market Opportunities Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Market Opportunities Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Market Opportunities Fund may be appropriate for investors who:

•	wish to invest for the long-term;

•	want to diversify their portfolios;

•	want to allocate some portion of their long-term investments to growth equity investing;

•	are willing to accept the volatility associated with equity investing; and

•	are comfortable with the risks described herein.

Performance

The bar chart and table shown below illustrate the variability of the Market Opportunities Fund’s returns. The bar chart indicates the risks of investing in the Market Opportunities Fund by showing the changes in the Market Opportunities Fund’s performance from year to year (on a calendar year basis). The table shows how the Market Opportunities Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the MSCI EAFE Index, which represent broad measures of market performance. The past performance of the Market Opportunities Fund, before and after taxes, is not necessarily an indication of how the Market Opportunities Fund or the Market Opportunities Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

The Market Opportunities Fund – Institutional Class
Calendar Year Returns as of 12/31

Best Quarter:	2009	Q2	30.82%
Worst Quarter:	2011	Q3	-13.95%

The Market Opportunities Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2012
		Since
		Inception
	1 Year	(May 19, 2008)
The Market Opportunities Fund (KMKYX) Institutional
Return Before Taxes	17.83%	-0.59%
Return After Taxes on Distributions	17.51%	-0.90%
Return After Taxes on Distributions and Sale of Fund Shares	12.01%	-0.54%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	2.26%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	17.32%	-3.88%

Management

Investment Adviser. Kinetics Asset Management LLC is the Market Opportunities Portfolio’s investment adviser.

Portfolio Managers. The Market Opportunities Portfolio is managed by an investment team with Mr. Doyle and Mr. Stahl as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Co-Portfolio Manager	7
Murray Stahl	Co-Portfolio Manager	7
Eric Sites	Investment Team Member	2
James Davolos	Investment Team Member	7

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Market Opportunities Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $1,000,000 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

KMKYX-04/13